Schedule of investments

Delaware Tax-Free Minnesota Intermediate Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 96.90%
Corporate Revenue Bond - 0.49%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A
4.50% 10/1/37 (AMT)#	460,000	$422,004
		422,004
Education Revenue Bonds - 13.18%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	423,377
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	466,303
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	320,588
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A
5.00% 11/1/38	400,000	407,132
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	437,409
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	549,552
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	516,915
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	521,824
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	559,566
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	481,775
5.00% 10/1/35	555,000	612,309
(St. Catherine University) Series A 5.00% 10/1/35	565,000	610,228
(St. John’s University) Series 8-I 5.00% 10/1/31	130,000	145,072
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	144,711
Series 8-G 5.00% 12/1/32	125,000	144,034
(University of St. Thomas)
4.00% 10/1/36	300,000	332,958
5.00% 10/1/34	350,000	425,863
5.00% 10/1/35	750,000	908,205
Series 7-U 4.00% 4/1/26	1,400,000	1,471,596
Series A 5.00% 10/1/29	630,000	746,015
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	325,000	329,833

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Schedule of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	340,000	$301,226
(Great River School Project) Series A 144A
5.25% 7/1/33 #	140,000	141,561
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	265,671
		11,263,723
Electric Revenue Bonds - 7.83%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,123,985
Series E 5.00% 1/1/23	1,000,000	1,071,260
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	302,590
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	589,455
Series A 5.00% 10/1/30	240,000	282,602
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	181,887
5.00% 1/1/30	235,000	290,138
5.00% 1/1/31	350,000	419,573
Series A 5.00% 1/1/25	200,000	222,450
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	377,259
Series A 5.00% 12/1/29	500,000	626,970
Series A 5.00% 12/1/31	575,000	714,058
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	494,696
		6,696,923
Healthcare Revenue Bonds - 23.06%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	271,828
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	389,825
3rd Tier Series C 5.00% 1/1/32	420,000	301,127
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities
Project) Series A 5.50% 12/1/48	250,000	206,615

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	$242,497
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	669,426
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	80,685
4.00% 9/1/39	100,000	74,730
Crookston Health Care Facilities Revenue
(RiverView Health Project) 5.00% 5/1/38	400,000	393,948
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	481,334
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	854,107
Series A 5.00% 2/15/48	390,000	435,595
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	795,383
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	281,750
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	518,334	488,768
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	524,960
5.00% 5/1/28	1,000,000	1,169,500
(North Memorial Health Care) 5.00% 9/1/31	320,000	358,870
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	561,730
Series A 5.00% 11/15/34	500,000	559,780
Series A 5.00% 11/15/49	1,000,000	1,124,750
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	497,426
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,499,996

NQ- 309 [5/20] 7/20 (1235749) 3

Schedule of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	925,000	$970,612
(Olmsted Medical Center Project) 5.125% 7/1/20	220,000	220,871
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,053,948
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	521,467
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	943,358
Unrefunded Balance 5.125% 5/1/30	360,000	360,832
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	308,487
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,128,760
5.00% 7/1/33	200,000	224,896
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	463,540
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	127,919
5.00% 8/1/35	150,000	153,341
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	478,125
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	487,915
		19,708,701
Housing Revenue Bond - 0.34%
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	290,908
		290,908
Lease Revenue Bonds - 5.69%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,205,809
Series A 5.00% 6/1/43	715,000	780,265
Series B 5.00% 3/1/27	1,000,000	1,078,100
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series A 4.00% 8/1/33	655,000	778,828

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	$1,021,410
		4,864,412
Local General Obligation Bonds - 16.21%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	287,817
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,869,150
Series A 5.00% 12/1/38	1,055,000	1,330,809
Series C 5.00% 12/1/30	1,500,000	1,896,015
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	2,365,000	3,324,646
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	261,061
Series B 4.00% 2/1/36	465,000	551,788
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	616,785
Virginia, Minnesota
(General Obligation Sales Tax Revenue) Series A
4.00% 2/1/38 (AGM)	1,000,000	1,144,360
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,420,000	2,571,686
		13,854,117
Pre-Refunded/Escrowed to Maturity Bonds - 7.51%
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Children’s Health Care) Series A 5.25% 8/15/25-20§	1,000,000	1,009,960
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	472,196
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	205,696
Series A 5.00% 11/15/30-25§	120,000	149,597
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,023,440
Series A 5.25% 12/1/29-20§	1,000,000	1,024,680
Series D 5.00% 12/1/26-21§	1,000,000	1,071,720
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24§	1,250,000	1,458,100
		6,415,389

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Schedule of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds - 3.22%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	$115,909
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A1 4.55% 7/1/40	830,000	822,746
Series A-1 4.75% 7/1/53	1,005,000	980,398
Series A-2 4.536% 7/1/53	378,000	355,566
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	473,920
		2,748,539
State General Obligation Bonds - 11.37%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	345,000	210,881
Minnesota
Series A 5.00% 10/1/24	2,000,000	2,129,140
Series A 5.00% 8/1/33	285,000	370,594
Series A 5.00% 8/1/34	1,000,000	1,296,180
Series D 5.00% 8/1/26	2,500,000	3,172,925
Series D 5.00% 8/1/27	1,500,000	1,898,550
Series E 5.00% 10/1/26	500,000	637,680
		9,715,950
Transportation Revenue Bonds - 5.68%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	753,970
Series B 5.00% 1/1/31	750,000	793,275
Series B 5.00% 1/1/44 (AMT)	1,600,000	1,872,192
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	480,645
Series A 4.00% 8/1/27	545,000	580,038
Series A 4.00% 8/1/28	350,000	371,469
		4,851,589
Water & Sewer Revenue Bonds - 2.32%
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	575,000	622,777
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	673,073

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/32	585,000	$691,423
		1,987,273
Total Municipal Bonds (cost $80,664,676)		82,819,528

Short-Term Investments – 1.34%
Variable Rate Demand Notes - 1.34%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Children’s Hospitals and Clinics)
Series A 0.05% 8/15/37 (AGM) (SPA – US Bank N. A. )	240,000	240,000
Series A 0.05% 8/15/37 (AGM) (SPA – US Bank N. A. )	100,000	100,000
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-1
0.05% 11/15/35 (LOC - JPMorgan Chase Bank N. A. )	800,000	800,000
Total Short-Term Investments (cost $1,140,000)		1,140,000

Total Value of Securities – 98.24%
(cost $81,804,676)		83,959,528

Receivables and Other Assets Net of Liabilities – 1.76%		1,506,463
Net Assets Applicable to 7,832,655 Shares Outstanding – 100.00%		$85,465,991

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $1,374,732, which represents
1.61% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2020.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,

NQ- 309 [5/20] 7/20 (1235749) 7

Schedule of investments

Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N. A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

8 NQ- 309 [5/20] 7/20 (1235749)